Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (70,515)	$ (267,469)	$ (85,487)	$ (227,097)	$ (38,603)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	289	84	249	55	0
Amortization of debt issuance costs, net of capitalization			0	6,340	0
Loss on extinguishment of debt	32,480	29,011	63,318	16,498	0
Total losses on derivatives, net	32,479	236,053	15,571	161,917	0
Net cash used for settlement of derivative instruments	(33,720)	(13,710)	(34,082)	(56,918)	0
Other	5	0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	157	761	415	1,002	1,974
Due to affiliates	726	(438)	(331)	275	0
Advances to affiliate			0	(10,073)	0
Other, net	(1,047)	(1,350)	(745)	301	(2,704)
Other, net—affiliate	(636)	149	13	498	0
Net cash used in operating activities	(39,782)	(16,909)	(41,079)	(107,202)	(39,333)
Cash flows from investing activities
Property, plant and equipment, net	(1,382,418)	(1,031,602)	(2,051,530)	(3,820,947)	(47,373)
Other	32,391	(15,306)	(44,367)	(18,468)	(5,088)
Net cash used in investing activities	(1,350,027)	(1,046,908)	(2,095,897)	(3,839,415)	(52,461)
Cash flows from financing activities
Proceeds from issuances of long-term debt	2,497,000	2,318,000	4,838,000	2,713,000	0
Proceeds from affiliate debt			0	0	1,289
Repayments of debt	(1,436,050)	(1,050,660)	(2,420,212)	0	0
Debt issuance and deferred financing costs	(22,401)	(27,166)	(56,783)	(280,528)	(7,098)
Capital contributions	184,039	0	91	1,560,915	97,603
Distribution to affiliate			(288)	0	0
Other	(29)	(10)	(62)	0	0
Net cash provided by financing activities	1,222,559	1,240,164	2,360,746	3,993,387	91,794
Net increase (decrease) in cash, cash equivalents and restricted cash	(167,250)	176,347	223,770	46,770	0
Cash, cash equivalents and restricted cash—beginning of period	270,540	46,770	46,770	0	0
Cash, cash equivalents and restricted cash—end of period	$ 103,290	$ 223,117	$ 270,540	$ 46,770	$ 0